Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
13.	Income Taxes
Loss before income taxes consisted of the following:

	Year Ended December 31,
	2020	2019
Domestic loss	$28,300	$19,364
Foreign loss	3,804	12,621

	$32,104	$31,985

The income tax provision consists of the following:

	Year Ended December 31,
	2020	2019
Current income tax provisions:
Federal	$—	$—
State	—	—
Foreign	321	338

Current income tax provision	321	338

Deferred income tax expense (benefit):
Federal	—	—
State	—	—
Foreign	79	(4)

Deferred income tax expense (benefit)	79	(4)

Total income tax provision	$400	$334

The following table presents a reconciliation of the federal statutory rate of 21% to effective tax rate:

	Year Ended December 31,
	2020	2019
U.S. federal tax benefit at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	3.5%	2.5%
Non-deductible expenses and other	(0.9)%	0.1%
Research and development credits	5.4%	(0.8)%
Foreign rate differential	(0.6)%	1.1%
Change in valuation allowance, net	(29.6)%	(25.0)%

Effective tax rate	(1.2)%	(1.1)%

The significant components of deferred tax assets (liabilities) are as follows:

	Year Ended December 31,
	2020	2019
Deferred tax assets

Net operating loss carryforward	$38,529	$35,013
Research and development credit carryforward	2,454	735
Stock-based compensation	52	34
Property and equipment	367	706
Intangibles	855	—
Other accruals	1,073	318

Gross deferred tax assets	43,330	36,806
Less: Valuation allowance	(43,330)	(36,806)

Net deferred tax assets	—	—
Deferred tax liabilities
Foreign property and equipment and intangibles	(338)	(269)

Gross deferred tax liabilities	(338)	(269)

Net deferred tax liabilities	$(338)	$(269)

As of December 31, 2020, the Company had accumulated undistributed earnings generated by its foreign subsidiaries of $6,128. The Company continues to assert that all its foreign earnings are to be permanently reinvested and expects future U.S. cash generation to be sufficient to meet future U.S. cash needs. As such, the Company has not recognized a deferred tax liability related to unremitted foreign earnings.
Realization of the deferred tax assets is dependent upon the generation of future taxable income, if any, the amount and timing of which are uncertain. The Company could not conclude that it was more likely than not that tax benefits from operating losses would be realized and, accordingly, has provided a full valuation allowance against its deferred tax assets. The valuation allowance as of December 31, 2018 was $28,821, which increased by $7,985 to $36,806 as of December 31, 2019, primarily due to 2019 losses. The valuation allowance as of December 31, 2019 increased by $6,524 to $43,330 as of December 31, 2020, primarily due to 2020 losses.
At December 31, 2019, the Company had $110,514 and $13,179 of federal and state net operating losses available to reduce future taxable income. At December 31, 2020, the Company had $135,134 and $26,783 of federal and state net operating losses available to reduce future taxable income. Of the federal net operating loss included above, $52,609 can be carried forward indefinitely for U.S. federal tax purposes and approximately $82,525 will begin to expire between 2032 and 2037. The state net operating losses included above will expire in various tax years beginning in 2032.
The Company also has federal research and development tax credit carryforward of $2,454 and $735 as of December 31, 2020 and 2019, respectively. These federal tax credits begin to expire in 2039.
The federal and state net operating loss carryforwards and certain tax credits may be subject to significant limitations under Section 382 and Section 383, respectively of the Internal Revenue Code of 1986, as amended, and similar provisions under state law. Under those sections of the Internal Revenue Code, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change
net operating loss carryforwards and other
pre-change
tax attributes, such as research and development tax credits, to offset its post-change income or tax liability may be limited. In general, an “ownership change” will occur if there is a cumulative change in ownership by
“
5-percent
shareholders” that exceeds 50 percentage points over a rolling three-year period. The Company has not yet undertaken an analysis of whether the past equity financing transactions constitute an “ownership change” for purposes of Internal Revenue Code Section 382 and Section 383. The Company may experience ownership changes in the future from the sale of its equity or business combination transactions.
As of December 31, 2019, the Company had $4,856 and $2,336 of Luxembourg and Singapore foreign net operating losses available to reduce future taxable income. As of December 31, 2020, the Company had $6,227 and $2,233 of Luxembourg and Singapore foreign net operating losses available to reduce future taxable income, which will begin to expire in 2035 for Luxembourg while Singapore has an indefinite carry forward period.
Unrecognized Tax Benefits
The Company does not have any significant uncertain tax positions.
The Company is subject to taxation in the United States, Luxembourg, Singapore and the United Kingdom. The Company has not been audited by the Internal Revenue Service or any state or foreign tax authority. The Company is subject to audit by the Internal Revenue Service for income tax returns filed since inception due to net operating loss carryforwards. The Company is subject to audit in Singapore and the United Kingdom from tax years 2016 and 2017, respectively, and in Luxembourg from tax year 2018.